FI - Carrying value and fair value not held at fair value (Details 16) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2022	Jun. 30, 2023
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		SFr 40,793	SFr 31,683
Loans		7,358	4,556
Other assets		8,947	5,447
Prior period reclassification adjustment	[1]	133,900
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		14,133	1,330
Short-term borrowings		6,783	4,409
Long-term debt		57,919	40,071
Other liabilities		2,286	1,632
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		18,005	21,086
Investment securities		921	1,498
Loans		256,825	242,703
Other assets		91,451	116,172
Financial liabilities
Due to banks and deposits		243,506	189,864
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		6,238	1,619
Short-term borrowings		7,705	71,675
Long-term debt		92,742	94,507
Other liabilities		8,551	7,388
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		18,005	21,085
Investment securities		911	1,469
Loans		253,778	235,941
Other assets		91,272	116,186
Financial liabilities
Due to banks and deposits		243,410	189,802
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		6,238	1,619
Short-term borrowings		7,703	71,675
Long-term debt		86,962	94,242
Other liabilities		8,507	7,399
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Investment securities		911	1,310
Loans		0	0
Other assets		68,104	100,567
Financial liabilities
Due to banks and deposits		149,696	114,038
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0
Short-term borrowings		0	0
Long-term debt		0	0
Other liabilities		0	0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		18,005	21,085
Investment securities		0	159
Loans		107,101	97,286
Other assets		20,246	12,094
Financial liabilities
Due to banks and deposits		93,714	75,764
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		6,238	1,619
Short-term borrowings		7,703	71,675
Long-term debt		73,596	90,982
Other liabilities		7,984	7,093
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Investment securities		0	0
Loans		146,677	138,655
Other assets		2,922	3,525
Financial liabilities
Due to banks and deposits		0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0
Short-term borrowings		0	0
Long-term debt		13,366	3,260
Other liabilities		SFr 523	SFr 306

[1]	Credit Suisse has aligned the fair value levelling of the Swiss accrual loan book to that of UBS, resulting in a reclassification of CHF 133.9 billion from level 2 to level 3.